Variable Interest Entities - Narrative (Details) $ in Thousands		1 Months Ended	9 Months Ended
		Mar. 31, 2016	Sep. 30, 2016 USD ($) vessel	Sep. 30, 2015 USD ($)
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			6
Interest expense | $	[1]		$ 34,917	$ 51,622
Net cash used in financing activities | $			$ (23,184)	(266,140)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			6
Sale and leaseback term			10 years
Interest expense | $			$ 32,900	26,100
Net cash used in financing activities | $			$ 167,700	$ 544,800
Variable Interest Entity, Primary Beneficiary | ICBC Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			4
Variable Interest Entity, Primary Beneficiary | CMBL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction			1
Variable Interest Entity, Primary Beneficiary | CCBFL Agreement | Golar Seal
Variable Interest Entity [Line Items]
Sale and leaseback term		10 years

[1]	This includes amounts arising from transactions with related parties (see note 17).